Summary of Significant Accounting Polices (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of loss per share anti-dilutive effect
	For the Nine Months Ended
	2022	2021
Income (Loss) to common shareholders (Numerator)	$(33,894,246)	$(12,401,812)

Basic weighted average number of common shares outstanding (Denominator)	589,675,480	147,762,596

Diluted weighted average number of common shares outstanding (Denominator)	589,675,480	147,762,596

	For the Years Ended
	2021	2020
Income (Loss) to common shareholders (Numerator)	$(4,155,630)	$13,261,365

Basic weighted average number of common shares outstanding (Denominator)	180,500,778	20,651,668

Diluted weighted average number of common shares outstanding (Denominator)	180,500,778	312,352,351

Schedule of issuable shares from warrants, convertible notes and preferred stock
	Anti-dilutive shares	Dilutive shares
December 31, 2021
Warrant shares	206,638,283	-
Convertible debt shares	407,916,803	-
Preferred shares	33,037,213	-

December 31, 2020
Warrant shares	9,922,044	6,000,000
Convertible debt shares	17,954,000	306,352,351
Preferred shares	34,037,213	-

Schedule of estimated useful life
Estimated Life
Machinery and equipment	5-10 years
Furniture, fixtures and computer equipment	5-7 years
Vehicles	3-5 years
Leasehold improvements	2-5 years

Estimated Life
Machinery and equipment	5-10 years
Furniture, fixtures and computer equipment	5-7 years
Vehicles	3-5 years
Leasehold improvements	2-5 years

Schedule of property plant and equipment
	Nine Months Ended 9/30/2022	Year Ended 12/31/21
Machinery and Equipment	$383,570	$383,570
Computer Equipment	66,491	62,854
Furniture	29,810	29,810
Leasehold Improvements	26,725	26,725
Vehicles	64,277	64,277
Demo Units	36,139	36,139
	607,012	603,375
Less accumulated depreciation	(421,428)	(389,984)
Net Property and Equipment	$185,584	$213,391

	December 31,
	2021	2020
Machinery and Equipment	$383,569	$383,569
Computer Equipment	62,854	62,854
Furniture	29,810	29,810
Leasehold Improvements	26,725	26,725
Vehicles	64,276	64,276
Demo Units	36,139	36,139
	603,373	603,373
Less accumulated depreciation	(389,982)	(345,167)
Net Property and Equipment	$213,391	$258,206

Schedule of fair value of financial instruments
	Total	(Level 1)	(Level 2)	(Level 3)
Investment at fair value-securities	$45,209	$45,209	$-	$-
Total Assets measured at fair value	$45,209	$45,209	$-	$-

	Total	(Level 1)	(Level 2)	(Level 3)
Derivative Liability, convertible notes	$34,083,579	$-	$-	$34,083,579
Derivative Liability, warrants	$1,619,251	$-	$-	$1,619,251
Total liabilities measured at fair value	$35,702,830	$-	$-	$35,702,830

	Total	(Level 1)	(Level 2)	(Level 3)
Investment at fair value-securities, December 31, 2021	$216,518	$216,518	$-	$-
Investment at fair value-securities, December 31, 2020	$8,000	$8,000	$-	$-

Schedule of fair value of (liability) financial instruments
	Total	(Level 1)	(Level 2)	(Level 3)
Derivative Liability, December 31, 2021	$6,526,129	$-	$-	$6,526,129
Derivative Liability, December 31, 2020	$12,310,307	$-	$-	$12,310,307

Schedule of reconciliation of the derivative liability for which level 3 inputs
Balance as of January 1, 2022	$6,526,129
Fair value at issuance	-
Loss on conversion of debt and change in derivative liability	27,557,450
Balance as of September 30, 2022	$34,083,579

Balance as of January 1, 2020	$31,640,470
Fair value of derivative liabilities issued	29,703
Net gain on conversion of debt and change in derivative liability	(19,359,866)
Balance as of December 31, 2020	12,310,307
Fair value of derivative liabilities issued	54,652
Net gain on conversion of debt and change in derivative liability	(5,838,830)
Balance as of December 31, 2021	$6,526,129

Schedule of fair market value of derivative liability assumptions
September 30, 2022
Risk free interest rate	2.79% - 4.22%
Stock volatility factor	20.0% - 185.0%
Weighted average expected option life	6 months - 5 years
Expected dividend yield	None

	12/31/2021	12/31/2020
Risk free interest rate	0.05% - 0.73%	0.08% - 0.13%
Stock volatility factor	94.0% - 199.0%	127.0% - 249.0%
Weighted average expected option life	6 mos - 5 yrs	6 mos - 5 yrs
Expected dividend yield	None	None